Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue, net	$ 7,899,249	$ 10,963,174	$ 14,034,779	$ 26,930,195	$ 47,482,015	$ 69,658,420
Cost of goods sold	3,058,588	685,177	5,434,627	1,538,615	3,043,090	13,743,284
Gross profit	4,840,661	10,277,997	8,600,152	25,391,580	44,438,925	55,915,136
Operating Expenses:
Sales and marketing expenses	5,321,885	1,275,150	9,067,472	2,398,528	14,028,352	3,868,704
General and administrative expenses	6,496,530	6,871,997	13,717,319	13,868,762	23,794,216	18,799,039
Research and development expenses	733,616	1,957,352	1,870,845	3,647,506	7,086,087	1,911,031
Depreciation and amortization expense	689,317	60,739	1,229,754	114,700	219,417	212,732
Total operating expenses	13,241,348	10,165,238	25,885,390	20,029,496	45,128,072	24,791,506
(Loss) income from operations	(8,400,687)	112,759	(17,285,238)	5,362,084	(689,147)	31,123,630
Other (expense) income:
Interest income, net	23,362	64,785	87,037	93,332	413,849	(622,458)
Other (expense) income	(594,035)	409	(592,864)	3,070	(114,348)	32,696
Other (expense) income, net	(570,673)	65,194	(505,827)	96,402	299,501	(589,762)
Total (loss) income from operations before income taxes	(8,971,360)	177,953	(17,791,065)	5,458,486	(389,646)	30,533,868
Income tax expense		(167,340)		(1,539,751)	(6,191,266)	496,845
Net (loss) income	$ (8,971,360)	$ 10,613	$ (17,791,065)	$ 3,918,735	$ (6,580,912)	$ 31,030,713
Basic net (loss) income per share attributable to common stockholders	$ (0.52)	$ 0	$ (1.04)	$ 0.23	$ (0.39)	$ 1.9
Diluted net (loss) income per share attributable to common stockholders	$ (0.52)	$ 0	$ (1.04)	$ 0.17	$ (0.39)	$ 1.43
Basic weighted average common shares outstanding	17,327,652	16,708,776	17,090,140	16,689,537	16,728,783	16,368,429
Diluted weighted average common shares outstanding	17,327,652	23,419,726	17,090,140	23,508,268	16,728,783	21,698,384